Nature of Business and Significant Accounting Policies (Details Narrative) - Advanced Interactive Gaming, Inc. [Member]	12 Months Ended
Sep. 30, 2019 USD ($) Integer
Company incorporated year	Sep. 15, 2016
Number of royalty interest agreements | Integer	2
Velocity Capital Ltd [Member]
Note payable | $	$ 2,000,000
Royalty term	5 years